Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Liability for unrecognized tax benefit	$ 9.5	$ 8.3
Items generating unrecognized tax benefits	8.1	7.2
Interest and related penalties	$ 1.4	$ 1.1